Related Party Disclosures	12 Months Ended
Jun. 30, 2025
Related Party Disclosures [Abstract]
RELATED PARTY DISCLOSURES

21. RELATED PARTY DISCLOSURES

(a)	Identification of related parties

Parties are considered to be related to the Group if the Group has the ability, directly or indirectly, to control the party or exercise significant influence over the party in making financial and operating decisions, or vice versa, or where the Group and the party are subject to common control or common significant influence. Related parties may be individuals or other entities.

Related parties also include Key Management Personnel defined as those persons having authority and responsibility for planning, directing and controlling the activities of the Group either directly or indirectly. The Key Management Personnel include all the Directors of the Group.

The Group has related party relationship with its subsidiaries, Directors and companies in which Directors of the Group have interest.

(b)	The Group had the following transactions with related parties during the financial year:

	For the year ended
	June 30, 2025	June 30, 2024	June 30, 2023
	RM	RM	RM
Related companies
- Project management fee income	-	-	29,105,000
- Rendering of information technology system	-	25,000,000	-
- Project management fee expenses&	-	(12,000,000)	(2,903,333)

Related parties
- Sale of goods	-	-	77,304,000
- Purchase of property, plant and equipment	-	(30,000,000)	-
- Renovation work expenses	-	(30,000)	(1,200,000)
- Rental paid*	(132,000)	(132,000)	(132,000)

&	For the year ended June 30, 2024, former fellow subsidiaries of ARB Berhad had provided specific project management services to the Group. The common cost majority comprise of IT technical staff payroll including remuneration, defined contribution plan, social security contribution and other employee benefit. Followed by upkeep of computer system, depreciation of property, plant and equipment and other expenses.

*	Office rental of RM 132,000 (June 30, 2024: RM 132,000) paid to VNH One Sdn. Bhd., a company whereby, the Chairman of the Board and Chief Executive Officer of the Group, Liew Kok Leong is a common director and shareholder of VNH One Sdn. Bhd. and the Group.

The related party transactions described above were carried out on agreed contractual terms and conditions and in the ordinary course of business between the related parties of the Group.

(c)	Compensation of key management personnel

The key management personnel comprise the Directors of the Group and their remuneration during the financial year are disclosed in Note 16 to the consolidated financial statements.

Liew Kok Leong is the Chairman of the Board and Chief Executive Officer of the Group.